SEGMENT INFORMATION - Business Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 1,005.7	$ 1,134.1	$ 1,903.0	$ 2,188.9	$ 4,431.2	$ 4,285.6	$ 3,879.4
Americas
Segment Reporting Information [Line Items]
Revenue					2,229.1	2,145.7
Asia Pacific
Segment Reporting Information [Line Items]
Revenue					1,278.0	1,244.2
Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Revenue					924.1	895.7
Operating segment
Segment Reporting Information [Line Items]
Revenue	1,038.8	1,179.5	1,964.9	2,273.0	4,605.4	4,460.5	4,044.3
Operating segment | Americas
Segment Reporting Information [Line Items]
Revenue					2,251.4	2,175.6	1,886.7
Operating segment | Asia Pacific
Segment Reporting Information [Line Items]
Revenue					1,378.0	1,346.9	1,239.5
Operating segment | Europe, Middle East, & Africa
Segment Reporting Information [Line Items]
Revenue					976.0	938.0	918.1
Eliminations
Segment Reporting Information [Line Items]
Revenue	$ 33.1	$ 45.4	$ 61.9	$ 84.1	$ (174.2)	$ (174.9)	$ (164.9)